REVENUE AND EXPENSES (Details 6) - EUR (€) € / shares in Units, € in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Notes and other explanatory information [abstract]
Net income/(loss) attributable to the equity holders of the Parent (thousand euros)	€ (3,147)	€ (252)
Weight average number of shares outstanding:
Basic	45,555,173	45,474,184
Diluted	45,983,534	46,087,000
Basic earnings per share (euros)	€ (0.069)	€ (0.006)
Diluted earnings per share (euros)	€ (0.068)	€ (0.005)